Corporate reorganization - Additional Information (Detail) - Cosan S.A. [member]	12 Months Ended
Dec. 31, 2020
Cosan Limited [member]
Corporate reorganization
Conversion ratio per share of acquiree upon merger	1.29401595263
Conversion ratio per share of acquirer upon merger	0.772788
Cosan Logistica S.A. [member]
Corporate reorganization
Conversion ratio per share of acquiree upon merger	0.25360679585
Conversion ratio per share of acquirer upon merger	3.943112